CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash	$ 992	$ 887	$ 1,234	$ 1,038
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	315	677
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	280	33
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 397	$ 177